Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.12	$ 0.12
Ordinary shares, shares authorized (in Shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in Shares)	31,352,312	24,353,539